Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Principal		$ 1,270,457
Long-term Debt	$ 1,145,190	1,249,330	$ 1,060,654
Bank credit facility
Debt Instrument [Line Items]
Principal		0	375,000
7 3/4% Senior Notes due 2019
Debt Instrument [Line Items]
Principal	288,516	376,090	400,000
Premium, net of amortization	2,325	3,583	4,984
Debt issue costs, net of amortization	(2,464)	(3,787)	(5,266)
9 1/2% Senior Notes due 2020
Debt Instrument [Line Items]
Principal	174,607	194,367	300,000
Discount, net of amortization	(4,008)	(5,040)	(9,539)
Debt issue costs, net of amortization	(1,913)	(2,396)	$ (4,525)
10 % Senior Secured Notes due 2020
Debt Instrument [Line Items]
Principal	700,000	700,000
Debt issue costs, net of amortization	$ (11,873)	$ (13,487)